July 9, 2007





Raquel Howard
Securities and Exchange Commission
Division of Corporate Finance
450 Fifth Street, N.W.
Washington, D.C. 20549

	Re:     Sunburst Acquisitions V, Inc. Item 4.01 Form 8-K
		File No. 000-32317


Dear Ms. Howard,


We are in receipt of your letter dated June 6, 2007 in which you offer comments on the above referenced reports. Your letter requests that Sunburst Acquisitions V (the "Company") respond to your comments within five (5) business days (i.e., on or before June 11, 2007)

The amendments or responses are as follows with references to the subtitles and paragraph numbers as they appear in your letter:



	1. We added this sentence at the end of the first paragraph "O'Donnell's (previous auditor) audit report on the financial statements of the Company for the Fiscal years ended April 30, 2005 and 2006 contained no adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope or accounting principles".



	2. We corrected the date of the report on the heading of Form 8-K/A to the actual date of March 14, 2007.



	3. We have attached a revised Exhibit 16 with the previous auditor's approval to the changes in the Form 8-K/A.







						Very truly yours,

						Sunburst Acquisitions, V, Inc.






						By:  /s/ Terence Ho
							 Terence Ho
							 Director